Basis of Presentation and Going Concern - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Working capital deficit	$ 30,700,000	$ 22,435,074	$ 16,141,322
Retained Earnings (Accumulated Deficit)	$ (65,473,000)	$ (59,093,845)	$ (38,083,304)